Note 6 - Note Payable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
Year Ending December 31,
2017	$2,719
2018	4,463
2019	4,512
Total payments	11,694
Less: Amount representing interest	(1,694)
Present value of obligations	10,000
Less: Unamortized debt discount	(371)
9,629
Less: Note payable, noncurrent portion	7,762
Note payable, current portion	$1,867